Segment Information (Tables)	12 Months Ended
Sep. 01, 2016
Segment Reporting [Abstract]
Schedule of Results by Segment

For the year ended	2016	2015	2014
Net sales
CNBU	$4,529	$6,725	$7,333
SBU	3,262	3,687	3,480
MBU	2,569	3,692	3,627
EBU	1,939	1,999	1,774
All Other	100	89	144
	$12,399	$16,192	$16,358

Operating income (loss)
CNBU	$(25)	$1,549	$2,080
SBU	(123)	(39)	328
MBU	97	1,166	857
EBU	473	459	370
All Other	28	44	81
	450	3,179	3,716

Unallocated
Flow-through of inventory step-up	—	—	(153)
Stock-based compensation	(191)	(167)	(114)
Restructure and asset impairments	(67)	(3)	(40)
Rambus settlement	—	—	(233)
Other	(24)	(11)	(89)
	(282)	(181)	(629)

Operating income	$168	$2,998	$3,087

Depreciation and amortization expense included in operating income was as follows:

For the year ended	2016	2015	2014
CNBU	$1,141	$1,053	$874
SBU	844	761	495
MBU	580	512	473
EBU	379	321	225
All Other	20	9	13
Unallocated	16	11	23
	$2,980	$2,667	$2,103